Note 6 - Operating Segments Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments Reporting
Group Total Assets Operating Segment
Total assets by operating segments (Millions of Euros)
	2019	2018 (1)	2017 (1)
Spain	365,374	354,901	350,520
The United States	88,529	82,057	75,775
Mexico	109,079	97,432	90,214
Turkey	64,416	66,250	78,789
South America	54,996	54,373	75,320
Rest of Eurasia	23,248	18,834	17,265
Subtotal assets by Operating Segments	705,641	673,848	687,884
Corporate Center and adjustments	(6,951)	2,841	2,175
Total assets BBVA Group	698,690	676,689	690,059

Income By Operating Segment
		BBVA Group	Spain	The United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center
2019	Notes
Net interest income		18,202	3,645	2,395	6,209	2,814	3,196	175	(233)
Gross income		24,542	5,734	3,223	8,029	3,590	3,850	454	(339)
Operating profit /(loss) before tax		6,398	1,878	705	3,691	1,341	1,396	163	(2,775)
Profit		3,512	1,386	590	2,699	506	721	127	(2,517)
2018 (1)
Net interest income		17,591	3,698	2,276	5,568	3,135	3,009	175	(269)
Gross income		23,747	5,968	2,989	7,193	3,901	3,701	414	(420)
Operating profit /(loss) before tax		8,446	1,840	920	3,269	1,444	1,288	148	(463)
Profit		5,400	1,400	736	2,367	567	578	96	(343)
2017 (1)
Net interest income		17,758	3,810	2,119	5,476	3,331	3,200	180	(357)
Gross income		25,270	6,162	2,876	7,122	4,115	4,451	468	74
Operating profit /(loss) before tax		6,931	1,189	749	2,960	2,143	1,671	181	(1,962)
Profit		3,514	877	486	2,170	823	847	128	(1,817)